Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2016

Collection Period	30-Nov-16	30/360 Days	30	Collection Period Start	1-Nov-16
Distribution Date	15-Dec-16	Actual/360 Days	30	Collection Period End	30-Nov-16
				Prior Month Settlement Date	15-Nov-16
				Current Month Settlement Date	15-Dec-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	799,708,564.69	771,493,121.03	0.740633
Yield Supplement Overcollaterization		45,350,668.44	29,469,883.97	27,982,616.26
Total Adjusted Pool Balance		1,041,667,188.10	770,238,680.72	743,510,504.77
Total Adjusted Securities		1,041,666,666.68	770,238,680.72	743,510,504.77	0.713770
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	181,948,371.29	167,369,366.23	0.796997
Class A-2b Notes	0.88817%	175,000,000.00	151,623,642.75	139,474,471.86	0.796997
Class A-3 Notes	1.34000%	305,000,000.00	305,000,000.00	305,000,000.00	1.000000
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2a Notes	14,579,005.06	160,721.06	69.4238336	0.7653384
Class A-2b Notes	12,149,170.89	112,222.98	69.4238336	0.6412742
Class A-3 Notes	0.00	340,583.33	-	1.1166667
Class A-4 Notes	0.00	119,250.00	-	1.3250000
Certificates	0.00	0.00	-	-
Total Securities	26,728,175.95	732,777.37

I. COLLECTIONS

Interest:
Interest Collections		1,720,810.28
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,720,810.28

Principal:
Principal Collections		27,440,122.14
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		27,440,122.14

Recoveries of Defaulted Receivables		203,489.48
Servicer Advances		0.00

Total Collections		29,364,421.90

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	46,582	770,238,680.72
Total Principal Payment		26,728,175.95
	45,803	743,510,504.77

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2016

III. DISTRIBUTIONS

Total Collections	29,364,421.90
Reserve Account Draw	0.00
Total Available for Distribution	29,364,421.90

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	666,423.80
Servicing Fee Paid	666,423.80
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	160,721.06

Class A-2a Notes Monthly Interest Paid	160,721.06
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	112,222.98

Class A-2b Notes Monthly Interest Paid	112,222.98
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	340,583.33

Class A-3 Notes Monthly Interest Paid	340,583.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00

Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		732,777.37
Total Note Monthly Interest Paid		732,777.37
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		27,965,220.73

4. Total Monthly Principal Paid on the Notes		26,728,175.95

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		26,728,175.95
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,237,044.78
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,237,044.78

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,167.97
Beginning Reserve Account Balance		2,604,167.97
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,167.97

Required Reserve Account Amount for Next Period		2,604,167.97

VI. POOL STATISTICS

Weighted Average Coupon		2.60%
Weighted Average Remaining Maturity		47.28

	Amount	Number
Principal on Defaulted Receivables	775,321.52	34
Principal Recoveries of Defaulted Receivables	203,489.48
Monthly Net Losses	571,832.04
Pool Balance at Beginning of Collection Period	799,708,564.69

Net Loss Ratio for Third Preceding Collection Period	0.76%
Net Loss Ratio for Second Preceding Collection Period	0.11%
Net Loss Ratio for Preceding Collection Period	0.14%
Net Loss Ratio for Current Collection Period	0.86%
Four-Month Average Net Loss Ratio	0.47%

Cumulative Net Losses for all Periods	3,356,102.48

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	4,117,125.18	207	0.53%
61-90 Days Delinquent	692,384.77	37	0.09%
91-120 Days Delinquent	152,211.55	10	0.02%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	4,961,721.50	254	0.64%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.11%	0.10%
Delinquency Ratio for Second Preceding Collection Period	0.11%	0.10%
Delinquency Ratio for Preceding Collection Period	0.12%	0.10%
Delinquency Ratio for Current Collection Period	0.11%	0.10%
Four-Month Average Delinquency Ratio	0.11%	0.10%

60 Day Delinquent Receivables	878,124.55
Delinquency Percentage	0.11%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO